SHARE CAPITAL AND RESERVES (Details 8) - Share purchase warrants	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Nov. 30, 2018 USD ($) Share	Nov. 30, 2017 CAD ($) Share	Nov. 30, 2016 CAD ($) Share
Disclosure of classes of share capital [line items]
Number of Warrants	1,142,598	1,142,598	320,946	0
Exercise Price | $	$ 5.96		$ 4.36	$ 0
Exercise Price 3.75
Disclosure of classes of share capital [line items]
Number of Warrants	31,504	31,504
Exercise Price | $	$ 3.75
Expiry Date	Mar. 14, 2022
Exercise Price - 3.75
Disclosure of classes of share capital [line items]
Number of Warrants	24,208	24,208
Exercise Price | $	$ 3.75
Expiry Date	Apr. 06, 2021
Exercise Price 3
Disclosure of classes of share capital [line items]
Number of Warrants	82,043	82,043
Exercise Price | $	$ 3
Expiry Date	Aug. 30, 2020
Exercise Price 6
Disclosure of classes of share capital [line items]
Number of Warrants	72,800	72,800
Exercise Price	$ 3.33	$ 2.50
Expiry Date	Aug. 30, 2020
Exercise Price 3.33
Disclosure of classes of share capital [line items]
Number of Warrants	132,043	132,043
Exercise Price | $	$ 6
Expiry Date	Aug. 30, 2020
Exercise Price 6.65
Disclosure of classes of share capital [line items]
Number of Warrants	800,000	800,000
Exercise Price	$ 6.65	$ 5.00
Expiry Date	Oct. 15, 2019